Details of Company Organization - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Consolidated structured entities [Member]
Statement [Line Items]
Retail finance receivables	¥ 8,267,069	¥ 7,280,835
Secured debt	8,664,183	7,486,241
Unconsolidated structured entities [Member] | Other equity securities [Member]
Statement [Line Items]
Carrying value of investment trust securities	113,204	167,038
Unconsolidated structured entities [Member] | Debt securities [Member]
Statement [Line Items]
Carrying value of the special purpose entities	¥ 1,049,995	¥ 2,517,967